5. Goodwill and Intangible Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Goodwill And Intangible Assets Net
Schedule of Intangible Asset
	March 31, 2018	December 31, 2017
Identifiable Artistic-Related Assets (a)	$1,740,000	$1,740,000
Trademarks (b)	129,831	129,831
Product Masters (b)	64,676	64,676
Other Intangible Assets (b)	272,529	251,171
Intangible Assets, Gross	2,207,036	2,185,678
Less Accumulated Amortization (c)	(342,397)	(329,398)
Intangible Assets, Net	$1,864,639	$1,856,280

	December 31, 2017	December 31, 2016
Identifiable Artistic-Related Assets (a)	$1,740,000	$1,740,000
Trademarks (b)	129,831	129,831
Product Masters (b)	64,676	64,676
Other Intangible Assets (b)	251,171	185,020
Intangible Assets, Gross	2,185,678	2,119,527
Less Accumulated Amortization (c)	(329,398)	(273,877)
Intangible Assets, Net	$1,856,280	$1,845,650

(a)	In connection with the Merger in 2013, the Company acquired $1,740,000 of Identifiable Artistic-Related Assets. These assets, related to certain properties owned by A Squared and assumed by the Company, were valued using an independent firm. Based on certain legal, regulatory, contractual, and economic factors, the Company has deemed these assets to be indefinite-lived. Hence, pursuant to FASB ASC 350-30, these assets are not subject to amortization and are tested annually for impairment. Through December 31, 2017, the Company has not recognized any impairment expense related to these assets.

(b)	Pursuant to FASB ASC 350-30-35, the Company reviews these intangible assets periodically to determine if the value should be retired or impaired due to recent events. Through December 31, 2017, the Company has not recognized any impairment expense related to these assets.

(c)	During the years ended December 31, 2017 and 2016, the Company recognized $55,521 and $76,356, respectively, in amortization expense related to the Trademarks, Product Masters, and Other Intangible Assets.

Schedule of expected future ingtangible asset amortization
Fiscal Year:
2018	$29,139
2019	30,593
2020	30,013
2021	7,399
2022	1,861
Remaining	4,277
Total	$103,282

Fiscal Year:
2018	$42,137
2019	30,593
2020	30,013
2021	7,399
2022	1,861
Remaining	4,277
Total	$116,280